Property and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance	€ 5,020
Balance	17,434	€ 5,020
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	11,643	8,192
Additions	9,308	3,508
Disposals	(723)	(224)
Effect of translation	513	152
Cancelation of leases	(229)
Reclassification	10,535	15
Balance	31,047	11,643
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(6,623)	(4,817)
Disposals	614	152
Depreciation, property, plant and equipment	(7,697)	(1,860)
Effect of translation	(221)	(88)
Cancelation of leases	223
Reclassification	91	(10)
Balance	(13,613)	(6,623)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance	630
Balance	1,297	630
Buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,494	997
Additions	1,111	377
Disposals	(85)	(6)
Effect of translation	106	17
Reclassification		109
Balance	2,626	1,494
Buildings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(864)	(542)
Disposals	57	1
Depreciation, property, plant and equipment	(466)	(268)
Effect of translation	(56)	(16)
Reclassification		(39)
Balance	(1,329)	(864)
Technical equipment and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Balance	787
Balance	1,304	787
Technical equipment and machinery | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,483	856
Additions	1,011	618
Disposals	(135)	(1)
Effect of translation	49	10
IFRS 16 adoption	4
Balance	2,412	1,483
Technical equipment and machinery | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(696)	(417)
Disposals	99
Depreciation, property, plant and equipment	(488)	(273)
Effect of translation	(23)	(6)
Balance	(1,108)	(696)
Transportation equipment, office equipment and other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	3,603
Balance	5,062	3,603
Transportation equipment, office equipment and other equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	8,666	6,339
Additions	3,536	2,513
Disposals	(503)	(217)
Effect of translation	265	125
IFRS 16 adoption	(15)
Reclassification		(94)
Balance	11,949	8,666
Transportation equipment, office equipment and other equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(5,063)	(3,858)
Disposals	458	151
Depreciation, property, plant and equipment	(2,225)	(1,319)
Effect of translation	(142)	(66)
Reclassification	85	29
Balance	(6,887)	€ (5,063)
Right-of-use assets - Office and Warehouse
Disclosure of detailed information about property, plant and equipment [line items]
Balance	9,771
Right-of-use assets - Office and Warehouse | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Additions	3,650
Effect of translation	93
Cancelation of leases	(229)
IFRS 16 adoption	10,546
Balance	14,060
Right-of-use assets - Office and Warehouse | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	(4,518)
Cancelation of leases	223
Reclassification	6
Balance	€ (4,289)